CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible Promissory Notes Related Parties [Member]
Restructuring Cost and Reserve [Line Items]
Interest expense		$ 92,466	$ 0	$ 189,041	$ 0
Accrued interest		$ 281,507		$ 189,041
Monster Creative LLC [Member] | Convertible Notes Payable [Member] | Phantom Power LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount	$ 6,525,000
Interest rate	5.00%
Debt instrument, maturity date	Dec. 31, 2022
Debt instrument, conversion price	$ 1.20
Monster Creative LLC [Member] | Convertible Notes Payable [Member] | Kevin Childress [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount	$ 975,000
Interest rate	5.00%
Debt instrument, maturity date	Dec. 31, 2022
Debt instrument, conversion price	$ 1.20